Basis of preparation (Tables)	9 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Schedule of Foreign Currency Exchange Rate Translation	For the periods presented, the Company used the following exchange rates:

	Period ended		Average for the three months ended		Average for the nine months ended
	September 30, 2025	December 31, 2024	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Canadian Dollar	1.39	1.44	1.38	1.36	1.40	1.36
Euro	0.85	0.96	0.86	0.91	0.89	0.92
RMB	7.12	7.30	7.16	7.16	7.22	7.20